RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amounts due from related parties (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Amounts due from related parties [Line Items]
Total		$ 132,446	$ 154,709
Oak Pacific Investment
Amounts due from related parties [Line Items]
Total	[1]	91,758	93,880
Beijing Infinities
Amounts due from related parties [Line Items]
Total	[2]	40,681	60,000
Others
Amounts due from related parties [Line Items]
Others		$ 7	$ 829

[1]	The balance of December 31, 2019 represents the US$88 million note issued by Oak Pacific Investment to Renren and US$4 million accrued interest income. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8.0% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. In December 2019, OPI repaid the principal of US$9.6 million and the associated interests of US$0.4 million. The balance is included in amount due from related party, non-current at December 31, 2018 and 2019.
[2]	The balance represents the receivable from Beijing Infinities in connection with the disposition of the SNS business. The balance includes, US$20 million receivable in cash related as current and US$40 receivable million in the form of Beijing Infinities shares to be issued to the Company related as non-current as of December 31, 2018. As of December 31, 2019, the unpaid cash consideration was US$13 million, with an allowance of US$12.4 million. As of December 31, 2019, US$681 is current and US$40,000 is non-current. Refer to Note 4 for further details.Amounts due to related parties As of December 31, Note 2018 2019Beijing Infinities — 681Others 55 93Total$ 55$ 774